SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 15:-SUBSEQUENT EVENTS In February 2021, the Company’s shares began trading also on the Tel Aviv Stock Exchange.